QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.2%
	AEROSPACE & DEFENSE - 0.7%
1,458	Lockheed Martin Corporation	$ 596,264
1,417	Northrop Grumman Corporation	623,749
		1,220,013
	BEVERAGES - 0.7%
10,442	Coca-Cola Company	584,543
3,430	PepsiCo, Inc.	581,179
		1,165,722
	BIOTECH & PHARMA - 0.7%
2,252	Amgen, Inc.	605,248
5,657	Merck & Co., Inc.	582,388
		1,187,636
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,192	Cintas Corporation	573,364

	ELECTRICAL EQUIPMENT - 0.4%
8,124	BWX Technologies, Inc.(c)	609,137

	FOOD - 1.0%
2,882	Hershey Company	576,631
6,387	Lamb Weston Holdings, Inc.	590,542
7,098	Post Holdings, Inc.(a),(c)	608,582
		1,775,755
	HEALTH CARE FACILITIES & SERVICES - 0.4%
1,183	Chemed Corporation	614,805

	HOUSEHOLD PRODUCTS - 1.0%
8,291	Colgate-Palmolive Company	589,573
4,847	Kimberly-Clark Corporation	585,760
3,966	Procter & Gamble Company(c)	578,481
		1,753,814
	LEISURE FACILITIES & SERVICES - 0.4%
4,180	Darden Restaurants, Inc.(c)	598,660

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
8,582	Hologic, Inc.(a)	$ 595,591

	RETAIL - DISCRETIONARY - 0.7%
5,387	Ross Stores, Inc.	608,462
6,739	TJX Cos., Inc.	598,962
		1,207,424
	SOFTWARE - 0.3%
1,216	Roper Technologies, Inc.	588,884

	SPECIALTY REITS - 0.3%
9,705	Iron Mountain, Inc.(c)	576,962

	TECHNOLOGY HARDWARE - 0.3%
3,441	Apple, Inc.	589,133

	TECHNOLOGY SERVICES - 1.7%
2,515	Automatic Data Processing, Inc.	605,059
1,497	Mastercard, Inc., Class A	592,677
1,857	Moody's Corporation	587,128
2,481	Verisk Analytics, Inc.	586,111
2,557	Visa, Inc., Class A(c)	588,136
		2,959,111
	TRANSPORTATION & LOGISTICS - 0.7%
19,345	CSX Corporation	594,859
2,879	Union Pacific Corporation	586,251
		1,181,110
	WHOLESALE - CONSUMER STAPLES - 0.3%
8,760	Sysco Corporation	578,598

	TOTAL COMMON STOCKS (Cost $18,483,442)	17,775,719

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 42.1%
	EQUITY - 13.2%
254,821	Alerian MLP ETF(c)			$ 10,753,446
197,292	WisdomTree US LargeCap Dividend Fund			12,131,485
				22,884,931
	FIXED INCOME - 28.9%
586,246	Invesco Senior Loan ETF(c)			12,305,303
242,549	iShares Floating Rate Bond ETF(c)			12,343,319
521,351	ProShares Short 20+ Year Treasury(c)			13,111,978
181,706	SPDR Bloomberg Convertible Securities ETF(c)			12,319,667
				50,080,267

	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,444,561)			72,965,198

	SHORT-TERM INVESTMENTS — 46.3%
	MONEY MARKET FUNDS - 46.3%
40,151,853	Fidelity Government Portfolio, Class I, 5.23%(b)			40,151,853
40,151,853	First American Government Obligations Fund, Class Z, 5.22%(b)			40,151,853
	TOTAL MONEY MARKET FUNDS (Cost $80,303,706)			80,303,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,303,706)			80,303,706
Units
	COLLATERAL FOR SECURITIES LOANED – 18.5%
32,071,094	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (b)(d)			32,071,094
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $32,071,094)

	TOTAL INVESTMENTS - 117.1% (Cost $203,302,803)			$ 203,115,717
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%			(29,623,870)
	NET ASSETS - 100.0%			$ 173,491,847

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
48	CME E-Mini Standard & Poor's 500 Index Futures	12/15/2023	$ 10,381,200	$ 389,930
218	Ultra U.S. Treasury Bond Futures	12/19/2023	25,873,875	32,896
	TOTAL FUTURES CONTRACTS			$ 422,826

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $31,308,538 at September 30, 2023.
(d)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 22.0%
	EQUITY - 22.0%
304,532	Energy Select Sector SPDR Fund	$ 27,526,647
28,402	iShares Russell 1000 Growth ETF	7,554,648
36,969	iShares Russell 1000 Value ETF	5,612,634
41,772	iShares Russell Mid-Cap Growth ETF(b)	3,815,872
18,019	iShares Russell Mid-Cap Value ETF	1,880,102
		46,389,903

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,617,972)	46,389,903

	SHORT-TERM INVESTMENTS — 77.9%
	MONEY MARKET FUNDS - 77.9%
81,952,207	Fidelity Government Portfolio, Class I, 5.23%(a)	81,952,207
81,952,207	First American Government Obligations Fund, Class Z, 5.22%(a)	81,952,207
	TOTAL MONEY MARKET FUNDS (Cost $163,904,414)	163,904,414

	TOTAL SHORT-TERM INVESTMENTS (Cost $163,904,414)	163,904,414

Units
	COLLATERAL FOR SECURITIES LOANED – 1.3%
2,810,600	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (a)(c)	2,810,600
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,810,600)

	TOTAL INVESTMENTS – 101.2% (Cost $213,332,986)	$ 213,104,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(2,599,133)
	NET ASSETS - 100.0%	$ 210,505,784

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $2,731,365 at September 30, 2023.
(c)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.3%
	ALTERNATIVE - 4.9%
4,253	AltShares Merger Arbitrage ETF	$ 111,641
21,180	First Trust Merger Arbitrage ETF	426,565
2,872	ProShares Merger ETF	113,961
		652,167
	COMMODITY - 10.4%
35,280	First Trust Global Tactical Commodity Strategy Fund	846,720
10,665	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	159,442
2,737	iShares GSCI Commodity Dynamic Roll Strategy ETF	79,784
803	Proshares Trust-Proshares K-1 Free Crude Oil Strategy ETF	39,957
14,059	WisdomTree Enhanced Commodity Strategy Fund	253,343
		1,379,246
	EQUITY - 43.0%
5,039	ARK Autonomous Technology & Robotics ETF(a)	264,346
29,954	ARK Space Exploration & Innovation ETF(a)	412,766
4,367	Energy Select Sector SPDR Fund	394,733
6,608	Fidelity MSCI Energy Index ETF	164,605
830	First Trust Cloud Computing ETF	63,005
716	First Trust Indxx Innovative Transaction & Process ETF	26,420
778	First Trust MultiCap Growth AlphaDEX Fund ETF	77,901
5,724	First Trust NASDAQ Cybersecurity ETF	260,041
19,638	Global X Artificial Intelligence & Technology ETF	528,459
6,863	Invesco RAFI Strategic US ETF	273,353
11,719	Invesco S&P 500 Equal Weight Technology ETF	329,890
1,471	Invesco S&P 500 GARP ETF(c)	134,214
3,504	Invesco S&P 500 Quality ETF	175,340
1,302	Invesco S&P SmallCap Quality ETF	46,429
6,712	iShares Exponential Technologies ETF(c)	350,434
2,714	iShares Global Energy ETF	111,980
9,084	iShares Global Equity Factor ETF	312,185
652	iShares MSCI Chile ETF	17,076
21,703	iShares MSCI Global Energy Producers ETF	559,720
15,945	iShares MSCI India ETF	705,088
3,402	iShares MSCI Mexico ETF(c)	198,099
1,857	iShares MSCI South Korea ETF(c)	109,452

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.3% (Continued)
	EQUITY - 43.0% (Continued)
128	SPDR FactSet Innovative Technology ETF	$ 15,836
80	SPDR S&P Oil & Gas Equipment & Services ETF	7,662
489	SPDR S&P Oil & Gas Exploration & Production ETF	72,328
38	VanEck Oil Services ETF	13,112
8,605	VanEck Vietnam ETF	116,512
		5,740,986
	FIXED INCOME - 5.0%
9,584	FlexShrs High Yield Value-Scored Bond Index Fund	381,060
568	iShares Convertible Bond ETF	42,151
7,710	iShares iBonds Dec 2023 Term Corporate ETF	195,526
723	SPDR Bloomberg Convertible Securities ETF(c)	49,019
		667,756

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,700,773)	8,440,155

	OPEN-END FUNDS — 28.3%
	ALTERNATIVE - 24.8%
6,373	AlphaCentric Premium Opportunity Fund(a)	160,993
72,768	AQR Alternative Risk Premia Fund(a)	797,537
64,605	AQR Equity Market Neutral Fund	668,016
43,070	AQR Managed Futures Strategy Fund, Class I	400,121
27,331	Boston Partners Global Long/Short Fund	402,859
77,871	Destinations Multi Strategy Alternatives Fund, Class I	802,851
6,072	Meeder Spectrum Fund, Institutional Class(b)	76,689
		3,309,066
	FIXED INCOME - 3.2%
26,750	Victory INCORE Investment Grade Convertible Fund	426,661

	MIXED ALLOCATION - 0.3%
2,686	Glenmede Secured Options Portfolio(a)	34,891

	TOTAL OPEN-END FUNDS (Cost $3,664,632)	$ 3,770,618

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 6.2%
416,381	Fidelity Government Portfolio, Class I, 5.23%(b)			$ 416,381
416,380	First American Government Obligations Fund, Class Z, 5.22%(b)			416,380
	TOTAL MONEY MARKET FUNDS (Cost $832,761)			832,761

	TOTAL SHORT-TERM INVESTMENTS (Cost $832,761)			832,761

Units
	COLLATERAL FOR SECURITIES LOANED – 4.4%
584,810	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (b)(d)			584,810
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $584,810)

	TOTAL INVESTMENTS – 102.2% (Cost $13,782,976)			$ 13,628,344
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%			(290,276)
	NET ASSETS - 100.0%			$ 13,338,068

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
3	CME E-Mini NASDAQ 100 Index Future	12/15/2023	$ 891,990	$ (49,200)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
12	Ultra U.S. Treasury Bond Futures	12/19/2023	$ 1,424,250	$ 1,876
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $566,965 at September 30, 2023.
(d)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.0%(a)
	EQUITY - 0.0%(a)
100	Invesco QQQ Trust Series 1(c)			$ 35,827

	TOTAL EXCHANGE-TRADED FUND (Cost $35,799)			35,827

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 15.8%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	964,478

	BANKING — 2.0%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	985,354
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	989,169
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	987,679
				2,962,202
	DIVERSIFIED INDUSTRIALS — 0.7%
1,000,000	General Electric Company	3.4500	05/15/24	983,512

	ELECTRIC UTILITIES — 1.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	984,631
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	976,709
				1,961,340
	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	976,379

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	970,647
266,000	Brookfield Finance, Inc. (c)	4.0000	04/01/24	263,111
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	970,436
				2,204,194
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	978,154

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.7%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$ 982,546

	OIL & GAS SERVICES & EQUIPMENT — 0.7%
1,000,000	Schlumberger Holdings Corporation(b),(e)	3.7500	05/01/24	987,730

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,000,000	Welltower, Inc.	3.6250	03/15/24	988,750

	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(b),(e)	0.8000	02/10/24	980,522

	SPECIALTY FINANCE — 2.0%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	992,473
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,975,730
				2,968,203
	TECHNOLOGY HARDWARE — 1.3%
1,000,000	Apple, Inc.	3.0000	02/09/24	990,513
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	977,929
				1,968,442
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	983,216

	TELECOMMUNICATIONS — 0.6%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	975,887

	TRANSPORTATION & LOGISTICS — 1.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	989,181
1,000,000	Union Pacific Corporation	3.6460	02/15/24	991,786
				1,980,967
	TOTAL CORPORATE BONDS (Cost $24,449,993)			23,846,522

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.6%
	GOVERNMENT OWNED, NO GUARANTEE — 1.3%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$ 1,983,683

	GOVERNMENT SPONSORED — 1.3%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,981,619

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,965,302

	CERTIFICATE OF DEPOSIT — 9.7%
	AUTOMOTIVE - 0.7%
1,000,000	BMW Bank of North America	0.5500	07/30/24	958,866

	BANKING - 9.0%
1,000,000	Bellco Credit Union	5.1500	02/24/25	993,452
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	978,153
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	997,059
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	959,006
1,000,000	Greenstate Credit Union	0.5000	07/19/24	959,849
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,045
1,000,000	Sallie Mae Bank	0.5500	07/22/24	959,188
1,000,000	State Bank of India	0.6000	08/30/24	954,953
1,000,000	Synchrony Bank	0.6500	09/17/24	953,133
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	961,282
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	958,021
1,000,000	UBS Bank USA , Series	0.5500	08/12/24	956,956
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	992,952
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,977
				13,619,026

	TOTAL CERTIFICATE OF DEPOSIT (Cost $14,999,116)			14,577,892

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 47.3%
	MONEY MARKET FUNDS – 47.3%
35,661,685	Fidelity Government Portfolio, Class I, 5.23%(b)			$ 35,661,685
35,661,685	First American Government Obligations Fund, Class Z, 5.22%(b)			35,661,685
	TOTAL MONEY MARKET FUNDS (Cost $71,323,370)			71,323,370

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,323,370)			71,323,370

Units
	COLLATERAL FOR SECURITIES LOANED – 0.2%
295,939	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (b)(d)			295,939
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $295,939)

	TOTAL INVESTMENTS – 75.6% (Cost $115,104,217)			$ 114,044,852
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.4%			36,879,373
	NET ASSETS - 100.0%			$ 150,924,225

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
510	CME E-Mini NASDAQ 100 Index Futures	12/15/2023	$ 151,638,300	$ (8,098,909)
	TOTAL FUTURES CONTRACTS

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(c) (d) (e)

All or a portion of the security is on loan. Total loaned securities had a value of $290,033 at September 30, 2023.

Security purchased with cash proceeds of securities lending collateral.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the total market value of 144A securities is $1,968,252 or 1.3% of net assets.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.4%
	EQUITY - 0.4%
250	SPDR S&P 500 ETF Trust			$ 106,870

	TOTAL EXCHANGE-TRADED FUND (Cost $106,931)			106,870

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BOND — 3.1%
	SPECIALTY FINANCE — 3.1%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	987,865

	TOTAL CORPORATE BOND (Cost $1,000,000)			987,865

	U.S. GOVERNMENT & AGENCIES — 6.3%
	GOVERNMENT OWNED, NO GUARANTEE — 3.1%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	988,382

	GOVERNMENT SPONSORED — 3.2%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	992,058

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,980,440

	CERTIFICATE OF DEPOSIT — 15.8%
	BANKING - 15.8%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	997,058
1,000,000	Connexus Credit Union	5.5000	06/28/24	999,360
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,046
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	992,952
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,977
				4,984,393
	TOTAL CERTIFICATE OF DEPOSIT (Cost $5,000,000)			4,984,393

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 66.8%
	MONEY MARKET FUNDS – 66.8%
10,518,469	Fidelity Government Portfolio, Class I, 5.23%(a)			$ 10,518,469
10,518,468	First American Government Obligations Fund, Class Z, 5.22%(a)			10,518,468
	TOTAL MONEY MARKET FUNDS (Cost $21,036,937)			21,036,937

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,036,937)			21,036,937

	TOTAL INVESTMENTS – 92.4% (Cost $29,143,868)			$ 29,096,505
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%			2,392,467
	NET ASSETS - 100.0%			$ 31,488,972

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
14	CME E-Mini Standard & Poor's 500 Index Futures	12/15/2023	$ 3,027,850	$ (15,225)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
1,000	iShares 20+ Year Treasury Bond ETF			$ 88,690

	TOTAL EXCHANGE-TRADED FUND (Cost $88,663)			88,690

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 26.8%
	AUTOMOTIVE — 1.1%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	964,478

	BANKING — 2.3%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	989,169
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	987,679
				1,976,848
	DIVERSIFIED INDUSTRIALS — 1.1%
1,000,000	General Electric Company	3.4500	05/15/24	983,512

	ELECTRIC UTILITIES — 2.2%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	984,631
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	976,709
				1,961,340
	ENTERTAINMENT CONTENT — 1.1%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,005,155

	GAS & WATER UTILITIES — 1.1%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	976,379

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	970,647

	MACHINERY — 1.1%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	978,154

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$ 982,546

	OIL & GAS SERVICES & EQUIPMENT — 1.1%
1,000,000	Schlumberger Holdings Corporation (a)	3.7500	05/01/24	987,730

	REAL ESTATE INVESTMENT TRUSTS — 2.3%
1,000,000	Ventas Realty, L.P. (c)	3.5000	04/15/24	985,682
1,000,000	Welltower, Inc.	3.6250	03/15/24	988,750
				1,974,432
	RETAIL - CONSUMER STAPLES — 1.1%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	980,522

	SPECIALTY FINANCE — 3.4%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	992,473
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,975,730
				2,968,203
	TECHNOLOGY HARDWARE — 2.2%
1,000,000	Apple, Inc.	3.0000	02/09/24	990,513
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	977,929
				1,968,442
	TECHNOLOGY SERVICES — 1.1%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	983,216

	TELECOMMUNICATIONS — 1.1%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	975,887

	TRANSPORTATION & LOGISTICS — 2.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	989,181
1,000,000	Union Pacific Corporation	3.6460	02/15/24	991,786
				1,980,967

	TOTAL CORPORATE BONDS (Cost $24,204,190)			23,618,458

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	GOVERNMENT OWNED, NO GUARANTEE — 2.3%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$ 1,983,682

	GOVERNMENT SPONSORED — 2.2%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,981,619

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,965,301

	CERTIFICATE OF DEPOSIT — 15.5%
	AUTOMOTIVE - 1.1%
1,000,000	BMW Bank of North America	0.5500	07/30/24	958,866

	BANKING - 14.4%
1,000,000	Bellco Credit Union	5.1500	02/24/25	993,452
1,000,000	Charles Schwab Bank	4.7500	02/02/24	997,059
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	959,006
1,000,000	Greenstate Credit Union	0.5000	07/19/24	959,849
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,046
1,000,000	Sallie Mae Bank	0.5500	07/22/24	959,188
1,000,000	State Bank of India	0.6000	08/30/24	954,953
1,000,000	Synchrony Bank	0.6500	09/17/24	953,133
1,000,000	Texas Exchange Bank	0.5000	07/09/24	961,282
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	958,021
1,000,000	UBS Bank USA	0.5500	08/12/24	956,956
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	992,952
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,977
				12,640,874

	TOTAL CERTIFICATE OF DEPOSIT (Cost $13,999,116)			13,599,740

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 19.9%
	MONEY MARKET FUNDS - 19.9%
8,743,521	Fidelity Government Portfolio, Class I, 5.23%(b)			$ 8,743,521
8,743,521	First American Government Obligations Fund, Class Z, 5.22%(b)			8,743,521
	TOTAL MONEY MARKET FUNDS (Cost $17,487,042)			17,487,042

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,487,042)			17,487,042

Units
	COLLATERAL FOR SECURITIES LOANED — 0.1%
102,250	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (b)(d)			102,250
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $102,250)

	TOTAL INVESTMENTS – 66.9% (Cost $59,881,260)			$ 58,861,481
	OTHER ASSETS IN EXCESS OF LIABILITIES – 33.1%			29,079,098
	NET ASSETS - 100.0%			$ 87,940,579

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
405	Ultra U.S. Treasury Bond Futures	12/19/2023	$ 48,068,438	$ 42,768
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $1,968,252 or 2.2% of net assets.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(c) (d)	All or a portion of the security is on loan. Total loaned securities had a value of $100,160 at September 30, 2023. Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.5%
450	SPDR S&P 500 ETF Trust			$ 192,366

	SPECIALTY - 0.1%
1,600	Invesco DB US Dollar Index Bullish Fund			47,568

	TOTAL EXCHANGE-TRADED FUNDS (Cost $240,004)			239,934

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BOND — 2.6%
	SPECIALTY FINANCE — 2.6%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	987,865

	TOTAL CORPORATE BOND (Cost $1,000,000)			987,865

	U.S. GOVERNMENT & AGENCIES — 5.1%
	GOVERNMENT OWNED, NO GUARANTEE — 2.6%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	988,382

	GOVERNMENT SPONSORED — 2.5%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	992,058

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,980,440

	CERTIFICATE OF DEPOSIT — 10.3%
	BANKING - 10.3%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	997,058
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,046
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	992,952
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,977
				3,985,033
	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,985,033

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 52.1%
	MONEY MARKET FUNDS – 52.1%
9,858,328	Fidelity Government Portfolio, Class I, 5.23%(a)			$ 9,858,328
9,858,328	First American Government Obligations Fund, Class Z, 5.22%(a)			9,858,328
446,980	First American Government Obligations Fund, Class X, 5.26%(a),(b)			446,980
	TOTAL MONEY MARKET FUNDS (Cost $20,163,636)			20,163,636

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,163,636)			20,163,636

	TOTAL INVESTMENTS – 70.7% (Cost $27,403,640)			$ 27,356,908
	OTHER ASSETS IN EXCESS OF LIABILITIES- 29.3%			11,340,332
	NET ASSETS - 100.0%			$ 38,697,240

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
42	CME E-Mini Standard & Poor's 500 Index Futures	12/15/2023	$ 9,083,550	$ (75,288)
482	NYBOT FINEX United States Dollar Index Futures	12/18/2023	51,002,830	408,130
	TOTAL FUTURES CONTRACTS			$ 332,842

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
231,500	Invesco Optimum Yield Diversified Commodity Strategy No K 1 ETF	$ 3,460,925	USD SOFR plus 35 bp	10/3/2024	BRC	$ (27,814)
400	Invesco Optimum Yield Diversified Commodity Strategy No K 1 ETF	5,980	USD SOFR plus 35 bp	10/18/2024	BRC	(121)
47,000	Invesco Optimum Yield Diversified Commodity Strategy No K 1 ETF	702,650	USD SOFR plus 35 bp	10/23/2024	BRC	(10,380)
29,000	Invesco Optimum Yield Diversified Commodity Strategy No K 1 ETF	433,550	USD SOFR plus 35 bp	10/24/2023	BRC	(6,166)
209,800	Invesco Optimum Yield Diversified Commodity Strategy No K 1 ETF	3,136,510	USD SOFR plus 35 bp	10/31/2024	BRC	(31,732)
57,600	Vanguard FTSE Europe ETF	3,336,768	USD SOFR plus 35 bp	9/26/2024	BRC	(155,098)
9,500	Vanguard FTSE Europe ETF	550,335	USD SOFR plus 35 bp	10/3/2024	BRC	(28,644)
100	Vanguard FTSE Europe ETF	5,793	USD SOFR plus 35 bp	10/11/2024	BRC	(183)
6,600	Vanguard FTSE Europe ETF	382,338	USD SOFR plus 35 bp	10/17/2024	BRC	(10,969)
14,000	Vanguard FTSE Europe ETF	811,020	USD SOFR plus 35 bp	10/23/2024	BRC	(14,064)
9,300	Vanguard FTSE Europe ETF	538,749	USD SOFR plus 35 bp	10/24/2024	BRC	(6,996)
400	Vanguard FTSE Europe ETF	23,172	USD SOFR plus 35 bp	10/25/2024	BRC	223
62,600	Vanguard FTSE Europe ETF	3,626,418	USD SOFR plus 35 bp	10/31/2024	BRC	2,941

	BRC - Barclays Capital				Total:	$ (289,003)
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 103.5%
	APPAREL & TEXTILE PRODUCTS - 1.7%
408,718	Hanesbrands, Inc. (c)	$ 1,618,523

	ASSET MANAGEMENT - 1.0%
20,187	ODP Corporation(a)(c)	931,630

	BANKING - 3.3%
89,775	Bancorp, Inc.(a)	3,097,238

	BIOTECH & PHARMA - 8.2%
19,780	United Therapeutics Corporation(a)	4,467,709
9,633	Vertex Pharmaceuticals, Inc.(a)	3,349,779
		7,817,488
	CHEMICALS - 7.5%
9,822	Albemarle Corporation(c)	1,670,133
47,760	Koppers Holdings, Inc.	1,888,908
37,711	LyondellBasell Industries N.V., Class A	3,571,232
		7,130,273
	CONSTRUCTION MATERIALS - 2.3%
3,192	Owens Corning	435,421
11,658	Simpson Manufacturing Company, Inc.	1,746,485
		2,181,906
	CONSUMER SERVICES - 2.0%
98,197	Perdoceo Education Corporation	1,679,169
24,498	WW International, Inc.(a)(c)	271,193
		1,950,362
	CONTAINERS & PACKAGING - 5.4%
127,602	Amcor PLC	1,168,834
35,513	Greif, Inc., Class A	2,372,624
95,043	O-I Glass, Inc.(a)	1,590,069
		5,131,527
	ELECTRICAL EQUIPMENT - 6.5%
1,004	Lennox International, Inc.	375,938
188,062	Vontier Corporation	5,814,877
		6,190,815

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 103.5% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5%
1,888	EMCOR Group, Inc.	$ 397,216
4,111	TopBuild Corporation(a)	1,034,328
		1,431,544
	FOOD - 10.4%
170,571	Fresh Del Monte Produce, Inc.	4,407,555
55,831	Ingredion, Inc.	5,493,770
		9,901,325
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
3,835	Boise Cascade Company	395,158

	HEALTH CARE FACILITIES & SERVICES - 1.7%
19,134	Cardinal Health, Inc.	1,661,214

	HOME CONSTRUCTION - 3.6%
50,820	KB Home(c)	2,351,950
26,007	Taylor Morrison Home Corporation(a)	1,108,158
		3,460,108
	HOUSEHOLD PRODUCTS - 1.5%
49,096	Quanex Building Products Corporation(c)	1,383,034

	MACHINERY - 3.0%
24,577	AGCO Corporation	2,906,967

	MEDICAL EQUIPMENT & DEVICES - 0.6%
6,150	Masimo Corporation(a)(c)	539,232

	METALS & MINING - 3.9%
79,140	Newmont Corporation(c)	2,924,223
82,170	SunCoke Energy, Inc.	834,025
		3,758,248
	MORTGAGE FINANCE - 4.4%
583,937	Redwood Trust, Inc. (c)	4,163,471

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 103.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
55,101	US Silica Holdings, Inc.(a)	$ 773,618

	RETAIL - DISCRETIONARY - 0.5%
9,130	Abercrombie & Fitch Company, Class A(a)	514,658

	SEMICONDUCTORS - 2.7%
13,135	Advanced Micro Devices, Inc.(a)	1,350,541
2,904	NVIDIA Corporation	1,263,211
		2,613,752
	SOFTWARE - 6.8%
78,176	Donnelley Financial Solutions, Inc.(a)	4,399,745
3,776	ServiceNow, Inc.(a)	2,110,633
		6,510,378
	SPECIALTY FINANCE - 9.5%
360,295	MGIC Investment Corporation	6,013,324
91,306	PROG Holdings, Inc.(a) (c)	3,032,272
		9,045,596
	STEEL - 2.9%
28,417	Commercial Metals Company	1,404,084
8,657	Nucor Corporation	1,353,522
		2,757,606
	TECHNOLOGY HARDWARE - 2.0%
6,428	Arista Networks, Inc.(a)	1,182,302
16,030	Ciena Corporation(a)	757,578
		1,939,880
	TECHNOLOGY SERVICES - 1.5%
1,912	EPAM Systems, Inc.(a)	488,879
25,970	Genpact Ltd.	940,114
		1,428,993
	TELECOMMUNICATIONS - 2.5%
38,744	Cogent Communications Holdings, Inc.	2,398,254

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 103.5% (Continued)
	TRANSPORTATION EQUIPMENT - 5.4%
60,116	PACCAR, Inc.	$ 5,111,062

	TOTAL COMMON STOCKS (Cost $103,291,735)	98,743,860

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
2,095,080	Fidelity Government Portfolio, Class I, 5.23%(b)	2,095,080
2,095,080	First American Government Obligations Fund, Class Z, 5.22%(b)	2,095,080
	TOTAL MONEY MARKET FUNDS (Cost $4,190,160)	4,190,160

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,190,160)	4,190,160

Units
	COLLATERAL FOR SECURITIES LOANED – 12.0%
11,411,388	Mount Vernon Liquid Assets Portfolio, LLC - 5.58% (b)(d)	11,411,388
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,411,388)

	TOTAL INVESTMENTS – 119.9% (Cost $118,893,283)	$ 114,345,408
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.9)%	(18,943,518)
	NET ASSETS - 100.0%	$ 95,401,890

LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(c) (d)	All or a portion of the security is on loan. Total loaned securities had a value of $11,268,560 at September 30, 2023. Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 25.4%
	EQUITY - 25.4%
179,000	Energy Select Sector SPDR Fund	$ 16,179,810

	TOTAL EXCHANGE-TRADED FUND (Cost $16,325,785)	16,179,810

	SHORT-TERM INVESTMENTS — 74.5%
	MONEY MARKET FUNDS - 74.5%
23,751,818	Fidelity Government Portfolio, Class I, 5.23%(a)	23,751,818
23,751,818	First American Government Obligations Fund, Class Z, 5.22%(a)	23,751,818
	TOTAL MONEY MARKET FUNDS (Cost $47,503,636)	47,503,636

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,503,636)	47,503,636

	TOTAL INVESTMENTS - 99.9% (Cost $63,829,421)	$ 63,683,446
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	89,777
	NET ASSETS - 100.0%	$ 63,773,223

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 24.8%
	EQUITY - 24.8%
2,803	Invesco QQQ Trust Series 1	$ 1,004,231
9,384	Invesco S&P 500 Equal Weight ETF	1,329,619
22,289	Invesco S&P 500 Low Volatility ETF	1,310,370
10,595	Vanguard Dividend Appreciation ETF	1,646,251
18,561	Vanguard International Dividend Appreciation ETF	1,323,956
		6,614,427

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,974,499)	6,614,427

	SHORT-TERM INVESTMENTS — 75.1%
	MONEY MARKET FUNDS - 75.1%
10,012,045	Fidelity Government Portfolio, Class I, 5.23%(a)	10,012,045
10,012,044	First American Government Obligations Fund, Class Z, 5.22%(a)	10,012,044
	TOTAL MONEY MARKET FUNDS (Cost $20,024,089)	20,024,089

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,024,089)	20,024,089

	TOTAL INVESTMENTS - 99.9% (Cost $26,998,588)	$ 26,638,516
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	14,617
	NET ASSETS - 100.0%	$ 26,653,133

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.0%(a)
	FIXED INCOME - 0.0%(a)
100	iShares 20+ Year Treasury Bond ETF			$ 8,869

	TOTAL EXCHANGE-TRADED FUND (Cost $8,869)			8,869

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BOND — 4.1%
	SPECIALTY FINANCE — 4.1%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	987,865

	TOTAL CORPORATE BOND (Cost $1,000,000)			987,865

	U.S. GOVERNMENT & AGENCIES — 8.3%
	GOVERNMENT OWNED, NO GUARANTEE — 4.1%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	988,382

	GOVERNMENT SPONSORED — 4.2%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	992,058

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,980,440

	CERTIFICATE OF DEPOSIT — 16.7%
	BANKING - 16.7%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	997,058
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,046
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	992,952
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,977
				3,985,033

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,985,033

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 64.6%
	MONEY MARKET FUNDS - 64.6%
7,359,593	Fidelity Government Portfolio, Class I, 5.23%(b)			$ 7,359,593
8,105,046	First American Government Obligations Fund, Class Z, 5.22%(b)			8,105,046
	TOTAL MONEY MARKET FUNDS (Cost $15,464,639)			15,464,639

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,464,639)			15,464,639

	TOTAL INVESTMENTS - 93.7% (Cost $22,473,508)			$ 22,426,846
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.3%			1,512,755
	NET ASSETS - 100.0%			$ 23,939,601

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
109	Ultra U.S. Treasury Bond Futures	12/19/2023	$ 12,936,938	$ 11,139
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.